Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subtotal	R$ 2,216,033	R$ 1,952,178
Total	12,831,865	9,063,539	R$ 8,378,835
Current portion	(2,257,211)	(1,269,878)
Non-current portion	10,574,654	7,793,661
L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
Subtotal	327,505	302,091
Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Subtotal	1,730,214	1,507,629
Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Subtotal	158,314	142,458
Lease Network [Member]
IfrsStatementLineItems [Line Items]
Subtotal	6,123,914	3,345,930
Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Subtotal	746,028	653,422
Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Subtotal	2,664,315	1,657,345
Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Subtotal	1,081,575	1,454,664
Subtotal I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 10,615,832	R$ 7,111,361